Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Net [Abstract]
Derivatives	$ 0	$ 9
Net operating loss carryforwards	0	62
Total deferred tax assets		71
Deferred Tax Liabilities, Net [Abstract]
Property, plant and equipment	5	7
Investments in subsidiaries and affiliates	0	442
Total deferred tax liabilities	5	449
Deferred Tax Liabilities, Net	$ 5	$ 378